Organization and Business (Details)								1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 07, 2017 shares	May 12, 2017 USD ($) shares	Feb. 08, 2017 shares	Jan. 31, 2017 USD ($) shares	Nov. 22, 2016 USD ($)	Oct. 06, 2016 company	Jun. 11, 2013 shares	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	May 31, 2017 shares	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) segment $ / shares shares	Jun. 30, 2017 shares	Dec. 31, 2016 USD ($) segment $ / shares shares	Dec. 31, 2015 USD ($) shares
Number of segments | segment												1		1
Number of companies to merge under letter of intent (LOI) | company						2
Amount of shares issued															$ 15,512,260
Liquidity
Accumulated deficit												$ (45,151,466)		$ (40,436,108)	(25,702,328)
Restricted common stock
Stock issuable by the entity, if failing to abide of binding agreement (in shares) | shares	2,000,000		2,000,000
Private investment
Liquidity
Shares issued (in shares) | shares										3,555,514	3,555,514	2,444,486	6,000,000	2,027,490
Proceeds from issuance of common stock												$ 3,227,134		$ 2,676,700
Maximum number of shares company is permitted to issue | shares												2,027,490		2,027,490
Maximum number of shares company is permitted to issue (as a percent)												19.99%
Share price required to issue shares more than permitted number (in dollars per share) | $ / shares												$ 1.32		$ 1.32
Common Stock
Amount of shares issued					$ 106,000										$ 286
Liquidity
Shares issued (in shares) | shares															2,860,000
Common Stock | Private investment
Amount of shares issued									$ 500,000
Liquidity
Term of stock purchase agreement									30 months
Shares issued (in shares) | shares		16,480						170,455	222,222			416,996		1,348,601
Proceeds from issuance of common stock		$ 12,629						$ 150,000	$ 394,534			$ 550,434		$ 2,176,700
Common Stock | Private investment | Maximum
Liquidity
Value of common stock that may be sold to a private investor									$ 15,000,000
Napo
Merger Stock Conversion Ratio			33.33
Percentage of voting interests (as a percent)				19.00%
Maximum amount of unsecured debt				$ 6,200,000
Napo | Common Stock
Amount of shares issued				$ 3,000,000
Liquidity
Shares issued (in shares) | shares				4,000,000
Service Agreement | Napo
Number of shares issued in exchange for cash and services | shares							2,666,666
Convertible debt | Napo
Maximum amount of secured convertible debt				$ 11,300,000